Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at Dec. 31, 2007	$ 47,631	$ 0	$ 19	$ 208,039	$ 52	$ (160,479)
Common stock, shares at Dec. 31, 2007			18,927,988
Preferred stock, shares at Dec. 31, 2007		0
Stock based compensation	1,856			1,856
Comprehensive loss:
Net loss	(17,992)					(17,992)
Unrealized gain/loss on available-for-sale securities	68				68
Total comprehensive loss	(17,924)
Balance at Dec. 31, 2008	31,563	0	19	209,895	120	(178,471)
Preferred stock, shares at Dec. 31, 2008		0
Common stock, shares at Dec. 31, 2008			18,927,988
Stock based compensation	2,808			2,808
Issuance of common stock	1			1
Issuance of common stock, Shares			1,345
Comprehensive loss:
Net loss	(15,366)					(15,366)
Unrealized gain/loss on available-for-sale securities	(49)				(49)
Total comprehensive loss	(15,415)
Balance at Dec. 31, 2009	18,957	0	19	212,704	71	(193,837)
Common stock, shares at Dec. 31, 2009	18,929,333		18,929,333
Preferred stock, shares at Dec. 31, 2009		0
Stock based compensation	1,466			1,466
Issuance of common stock	4			4
Issuance of common stock, Shares			1,345
Comprehensive loss:
Net loss	(11,377)					(11,377)
Unrealized gain/loss on available-for-sale securities	(45)				(45)
Total comprehensive loss	(11,422)
Balance at Dec. 31, 2010	$ 9,005	$ 0	$ 19	$ 214,174	$ 26	$ (205,214)
Common stock, shares at Dec. 31, 2010	18,930,678		18,930,678
Preferred stock, shares at Dec. 31, 2010		0